Reverse Mortgage Portfolio Composition - Summary of the Composition and the Remaining UPBs of the Reverse Mortgage Loan Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reverse mortgage loans held for investment, subject to HMBS related obligations	$ 10,719,000	$ 9,849,835
Reverse mortgage loans held for investment	724,800	815,426
Reverse mortgage loans held for investment, subject to nonrecourse debt	7,240,125	5,165,479
Serviced reverse mortgage loan portfolio	$ 18,841,394	15,897,205
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of unpoolable loan	98.00%
Total owned reverse mortgage portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Serviced reverse mortgage loan portfolio	$ 18,683,925	15,830,740
Loans reclassified as government guaranteed receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Serviced reverse mortgage loan portfolio	76,033	48,625
Loans serviced for others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Serviced reverse mortgage loan portfolio	81,436	17,840
Nonperforming HECM buyouts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming HECM buyouts	541,071	590,729
Performing HECM buyouts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reverse mortgage loans held for investment, subject to nonrecourse debt	328,845	289,089
Non-agency reverse mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reverse mortgage loans held for investment, subject to nonrecourse debt	6,370,209	4,285,661
Non-agency reverse mortgages | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reverse mortgage loans held for investment, subject to nonrecourse debt	4,000
Non-agency reverse mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reverse mortgage loans held for investment	489,038	432,144
Loans not securitized
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reverse mortgage loans held for investment	88,029	266,723
Unpoolable loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reverse mortgage loans held for investment	136,657	104,551
Unpoolable tails
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reverse mortgage loans held for investment	$ 11,076	$ 12,008